                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4314

                      (Investment Company Act File Number)

                          Intermediate Municipal Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 5/31/05

               Date of Reporting Period: Fiscal year ended 5/31/05

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust

ANNUAL SHAREHOLDER REPORT

May 31, 2005

Institutional Shares
Class Y Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$10.42	$10.82	$10.48	$10.34		$ 9.87
Income From Investment Operations:
Net investment income	0.46	0.46	0.47	0.46	[1]	0.49
Net realized and unrealized gain (loss) on investments and futures contracts	0.10	(0.40)	0.34	0.14	[1]	0.47
TOTAL FROM INVESTMENT OPERATIONS	0.56	0.06	0.81	0.60		0.96
Less Distributions:
Distributions from net investment income	(0.46)	(0.46)	(0.47)	(0.46)		(0.49)
Net Asset Value, End of Period	$10.52	$10.42	$10.82	$10.48		$10.34
Total Return [2]	5.42%	0.54%	7.85%	5.93%		9.87%

Ratios to Average Net Assets:
Expenses	0.58%	0.60%	0.60%	0.60%		0.60%
Net investment income	4.34%	4.31%	4.38%	4.42	% [1]	4.78%
Expense waiver/reimbursement [3]	0.31%	0.29%	0.23%	0.22%		0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$164,859	$167,093	$159,683	$169,945		$171,493
Portfolio turnover	19%	13%	22%	32%		28%

1 Effective June 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on long-term debt securities. For the year ended May 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to June 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class Y Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 5/31/2005	Period Ended 5/31/2004	[1]
Net Asset Value, Beginning of Period	$10.42	$10.67
Income From Investment Operations:
Net investment income	0.48	0.32
Net realized and unrealized gain (loss) on investments	0.10	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.58	0.07
Less Distributions:
Distributions from net investment income	(0.48)	(0.32)
Net Asset Value, End of Period	$10.52	$10.42
Total Return [2]	5.66%	0.64%

Ratios to Average Net Assets:
Expenses	0.35%	0.35	% [3]
Net investment income	4.56%	4.60	% [3]
Expense waiver/reimbursement [4]	0.31%	0.31	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,099	$5,803
Portfolio turnover	19%	13	% [5]

1 Reflects operations for the period from October 2, 2003 (date of initial public investment) to May 31, 2004.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2004.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2004	Ending Account Value 5/31/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,021.80	$2.82
Class Y Shares	$1,000	$1,022.90	$1.77
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.14	$2.82
Class Y Shares	$1,000	$1,023.19	$1.77

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.56%
Class Y Shares	0.35%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 5.42% for Institutional Shares and 5.66% for Class Y shares. The total return of the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), the fund's benchmark index (Index), 1 was 5.83% during the 12-month reporting period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Index.

The fund's investment strategy focused on: (a) the effective duration of its portfolio (which indicates the portfolio's sensitivity to changes in interest rates); (b) the selection of securities with different maturities (expressed by a "yield curve" showing the relative yield of similar securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as "sectors"); and (d) the credit ratings of portfolio securities (which indicates the risk that securities will default). These were the most significant factors affecting the fund's performance relative to the Index.

The following discussion will focus on the performance of the fund's Class Y Shares. The 5.66% total return of the Class Y Shares for the reporting period consisted of 4.70% of tax-exempt dividends, and 0.96% appreciation in the net asset value of the shares.

1 The LB7MB is the broad-based securities market index for the fund, as disclosed in the fund's prospectus. The LB7MB is an unmanaged index of municipal bonds issued after December 31, 1990, with a minimum credit rating of at least BAA3, which have been issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million and a maturity range of 6-8 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax. The Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

MARKET OVERVIEW

Long-term interest rates declined over a majority of the reporting period from a high of 4.87% for the ten year Treasury note in June of 2004 to 4.00% at May 31, 2005. The low interest rate environment resulted in investors pursuing lower rated credits because of the additional yield they offer. As a result, certain revenue bond sectors out performed the Index, such as hospitals, industrial development and pollution control projects. High yield municipal debt, non-investment grade bonds rated "BB" and lower (or of a comparable quality), 2 provided strong total returns as investors were attracted to the significantly higher yield provided by these issues. The Federal Reserve Board (the "Fed") raised short term rates eight times during the reporting period bringing the Federal Funds Target Rate to 3.00% by May 31, 2005. This resulted in a significant flattening of the municipal yield curve with short-term interest rates rising and long-term interest rates actually declining (a flattening yield curve means that, while securities generally provide increased incremental income or yield as maturities become longer, the level of increase is not as great). Credit spreads, or the yield difference between "AAA" rated municipal bonds and bonds of lower credit quality and similar maturity, also decreased during the reporting period. This decrease in credit spreads appears to have resulted from both improving economic activity and the demand for securities with higher yields.

DURATION 3

The fund's dollar-weighted average duration at the end of the reporting period was 3.99 years. Duration management is a significant component of the fund's investment strategy. The shorter a fund's duration relative to its index, the less its net asset value will react as interest rates change. The fund's duration was shorter than the Index during the reporting period. As a result, as yields declined, the fund's net asset value did not appreciate to the same extent as the Index's market value. The fund's shorter duration, relative to the Index, had a negative impact on the fund's performance. Maintaining a longer fund duration over the reporting period would have resulted in a more positive market value response to the decline in interest rates.

2 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of comparable quality. Non-investment grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

MATURITY

The fund had a greater concentration of securities with maturities shorter than five years than the Index. Bonds with longer maturities provided better returns as the yield curve flattened and the yields on longer maturities declined while the yield of bonds with shorter maturities increased over the period. Even though the fund increased its holdings of securities with maturities between 6 to 10 years, the fund was still underweighted relative to the Index, which contributed to the fund underperforming the Index.

The average coupon (or interest rate payment) of the bonds held by the fund was greater than the average coupon of the bonds held by the Index, which reflects the fund's emphasis on tax-exempt income. For a bond with a larger coupon, more of the return was provided from income as opposed to price appreciation. As a result, in a falling interest rate environment, bonds with larger coupons were less sensitive to interest rate changes than bonds with lower coupons. The larger average coupon for the fund contributed to the relative under-performance of the fund when compared to the Index.

SECTOR

During the reporting period, the fund allocated more of its portfolio to securities issued by hospitals, industrial development projects, and higher education institutions. The fund also allocated less of its portfolio to general obligation bonds issued by cities, states, and school districts. These allocations helped the fund's performance due to the greater price appreciation that occurred in the overweighted sectors and the smaller increase in the price of general obligation bonds as compared to other sectors. The fund did have an industrial development revenue bond backed by General Motors Corporation whose price was negatively impacted by the automobile company's credit deterioration and its related downgrade to junk bond (or non-investment grade 2 ) status.

CREDIT QUALITY

The fund's overweight, relative to the Index, in "BBB" rated (or comparable quality) debt benefited performance as credit spreads became tighter to a greater extent for "BBB" rated (or comparable quality) debt than for other investment grade rated ("AAA," "AA," "A" or comparable quality) debt (meaning that the yield on the "BBB" rated debt improved to a greater extent than for other investment grade rated debt). 2 However, the fund's inability to purchase high yield municipal debt (municipal bonds rated "BB" and below or of comparable quality) impacted performance negatively as this sector of the market also performed well over the reporting period as the demand for high yield municipal debt was great.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Intermediate Municipal Trust (Institutional Shares) (the "Fund") from May 31, 1995 to May 31, 2005, compared to the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), 2 the Lehman Brothers 5 to 10 Year Municipal Bond Index (LB5MB), 2 and the Lipper Intermediate Municipal Debt Funds Average (LIMDFA). 3

Average Annual Total Return for the Period Ended 5/31/2005
1 Year	5.42%
5 Years	5.88%
10 Years	4.77%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund's Institutional Shares. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB7MB, LB5MB, and LIMDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The LB7MB is an unmanaged index of municipal bonds, issued after December 31, 1990, with a minimum credit quality of BAA3, which have been issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have a maturity range of 6 to 8 years. The LB5MB is an unmanaged, market-weighted blended index of municipal bonds, issued after December 31, 1990, with minimum credit ratings of at least BAA3, which have been issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have a maturity range of 4 to 12 years. The LB5MB is custom blended index comprised of Lehman Brothers 5 Year Municipal Bond Index (approximately 28% and 4-6 years maturity), the Lehman Brothers 7 Year Municipal Bond Index (approximately 27% and 6-8 years maturity), and the Lehman Brothers 10 Year Municipal Bond Index (approximately 45% and 8-12 years maturity). These indexes are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. These indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

3 The LIMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses and other fees that the SEC requires to be reflected in the Fund's performance.

GROWTH OF A $5,000,000 INVESTMENT - CLASS Y SHARES

The graph below illustrates the hypothetical investment of $5,000,000 1 in Federated Intermediate Municipal Trust (Class Y Shares) (the "Fund") from October 2, 2003 to May 31, 2005, compared to the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), 2 the Lehman Brothers 5 to 10 Year Municipal Bond Index (LB5MB), 2 and the Lipper Intermediate Municipal Debt Funds Average (LIMDFA). 3

Average Annual Total Return for the Period Ended 5/31/2005
1 Year	5.66%
Start of Performance (10/2/2003)	3.77%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $5,000,000 in the Fund's Class Y Shares. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB7MB, LB5MB, and LIMDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The LB7MB is an unmanaged index of municipal bonds, issued after December 31, 1990, with a minimum credit quality of BAA3, which have been issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have a maturity range of 6 to 8 years. The LB5MB is an unmanaged, market-weighted blended index of municipal bonds, issued after December 31, 1990, with minimum credit ratings of at least BAA3, which have been issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have a maturity range of 4 to 12 years. The LB5MB is custom blended index comprised of Lehman Brothers 5 Year Municipal Bond Index (approximately 28% and 4-6 years maturity), the Lehman Brothers 7 Year Municipal Bond Index (approximately 27% and 6-8 years maturity), and the Lehman Brothers 10 Year Municipal Bond Index (approximately 45% and 8-12 years maturity). These indexes are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. These indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

3 The LIMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses and other fees that the SEC requires to be reflected in the Fund's performance.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At May 31, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	38.1%	Aaa	37.1%
AA	19.3%	Aa	16.2%
A	13.3%	A	16.8%
BBB	18.3%	Baa	15.8%
BB	0.6%	Ba	0.9%
B	0.0%	B	0.0%
Not Rated by S&P	10.4%	Not Rated by Moody's	13.2%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 1.1% do not have long-term ratings by either of these NRSROs.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

Portfolio of Investments

May 31, 2005

Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--97.6%
		Alabama--1.8%
$1,000,000		Alabama State Public School & College Authority, Refunding Revenue Bonds (Series 1998), 5.125% (FSA INS), 11/1/2014	AAA/Aaa	$1,077,230
1,000,000		Courtland, AL IDB, Environmental Improvement Refunding Revenue Bonds, 5.00% (International Paper Co.), 11/1/2013	BBB/Baa2	1,063,120
1,000,000		Courtland, AL IDB, Solid Waste Disposal Refunding Revenue Bonds (Series 2004A), 4.75% (International Paper Co.), 5/1/2017	BBB/Baa2	1,018,290
		TOTAL		3,158,640
		Alaska--2.4%
4,000,000		Alaska State Housing Finance Corp., General Mortgage Revenue Bonds (Series A), 5.65% (MBIA Insurance Corp. INS), 12/1/2012	AAA/Aaa	4,179,520
		Arizona--3.0%
750,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 5.00% (Blood Systems, Inc.), 4/1/2019	A-/NR	787,245
1,800,000		Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds (Series 1999A-1), 5.50%, 5/1/2012	NR/Aaa	1,955,304
2,200,000		Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds (Series 1999A-1), 5.60%, 5/1/2013	NR/Aaa	2,390,608
		TOTAL		5,133,157
		Arkansas--1.8%
1,000,000		Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	A-/Baa1	1,019,500
2,000,000		Pope County, AR, Refunding Revenue Bonds, 5.05% TOBs (Entergy Arkansas, Inc.), Mandatory Tender 9/1/2005	BBB-/Baa2	2,007,300
		TOTAL		3,026,800
		California--2.4%
290,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	A-/Baa1	307,736
2,000,000		California State, Refunding UT GO Bonds, 5.00%, 3/1/2024	A/A3	2,129,280
1,500,000		Val Verde, CA Unified School District, Refunding Certificates of Participation (Series 2005 A), 5.25% (FGIC INS), 1/1/2022	AAA/NR	1,647,360
		TOTAL		4,084,376
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Colorado--0.2%
$125,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/ (Original Issue Yield: 4.50%), 12/1/2015	A-/NR	$125,680
90,000		Colorado HFA, SFM Revenue Bonds (Series 1997C-3), 6.75%, 5/1/2017	NR/Aa2	91,201
200,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/ (Original Issue Yield: 4.50%), 12/1/2015	A-/NR	201,088
		TOTAL		417,969
		Delaware--1.6%
1,815,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.25% (Beebe Medical Center), 6/1/2012	BBB/Baa1	1,957,840
740,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.50% (Beebe Medical Center), 6/1/2014	BBB/Baa1	811,366
		TOTAL		2,769,206
		District of Columbia--2.9%
500,000		District of Columbia, Carnegie Endowment Revenue Bonds, 5.75%, 11/15/2010	NR/Aa3	522,715
1,000,000		District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/(AMBAC INS), 10/1/2012	AAA/Aaa	1,095,720
3,000,000		District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC INS), 10/1/2017	AAA/Aaa	3,318,480
		TOTAL		4,936,915
		Florida--0.2%
270,000		Lee County, FL HFA, SFM Revenue Bonds (Series 1998A-2), 6.30% (GNMA Collateralized Home Mortgage Program COL), 3/1/2029	NR/Aaa	271,874
		Georgia--1.3%
1,035,000		Cartersville, GA Development Authority, Waste & Wastewater Facilities Refunding Revenue Bonds, 5.10% (Anheuser-Busch Cos., Inc.), 2/1/2012	A+/A1	1,120,243
55,000		Municipal Electric Authority of Georgia, (Series Y), 6.40% (Escrowed in U.S. Treasuries COL)/(Original Issue Yield: 6.45%), 1/1/2009	A+/A1	61,277
5,000		Municipal Electric Authority of Georgia, Revenue Bonds (Series Y), 6.40% (Escrowed in U.S. Treasuries COL), 1/1/2009	A+/A1	5,571
940,000		Municipal Electric Authority of Georgia, Revenue Bonds (Series Y), 6.40%, 1/1/2009	A+/A1	1,041,717
		TOTAL		2,228,808
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Idaho--0.2%
$350,000		Idaho Housing Agency, SFM Revenue Bonds (Series D-2), Subordinate Bonds, 5.25%, 7/1/2011	NR/A1	$352,845
		Illinois--4.2%
300,000		Chicago, IL Metropolitan Water Reclamation District, GO UT Refunding Bonds, 5.20% (Original Issue Yield: 5.25%), 12/1/2013	AA+/Aaa	325,629
1,000,000		Illinois Department Central Management Services, Certificate Participation, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 7/1/2013	AAA/Aaa	1,095,290
1,000,000		Illinois Finance Authority, Refunding Revenue Bonds, 5.25% (OSF Health Care Systems), 11/15/2014	A/A2	1,085,450
1,260,000		Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A), 5.70% (Advocate Health Care Network)/(United States Treasury PRF 8/15/2009 @ 100)/(Original Issue Yield: 5.75%), 8/15/2011	AA/Aa3	1,388,961
2,540,000		Illinois Health Facilities Authority, Revenue Refunding Bonds (Series B), 5.70% (Advocate Health Care Network)/(Original Issue Yield: 5.75%), 8/15/2011	AA/Aa3	2,694,737
500,000		Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Refunding Revenue Bonds, 6.75% (Original Issue Yield: 6.85%), 6/1/2010	AA-/A1	566,690
		TOTAL		7,156,757
		Indiana--5.7%
500,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.), Mandatory Tender 12/2/2011	BBB+/Baa1	540,825
4,800,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 1996A), 5.50% (Clarian Health Partners, Inc.)/(Original Issue Yield: 5.65%), 2/15/2010	AA-/A1	5,049,024
2,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Community Health Network)/ (AMBAC INS), 5/1/2022	AAA/NR	2,135,300
2,000,000		Indianapolis, IN Airport Authority, Special Facilities Revenue Refunding Bonds (Series 2004A), 5.10% (FedEx Corp.), 1/15/2017	BBB/Baa2	2,129,780
		TOTAL		9,854,929
		Kansas--0.0%
80,000		Sedgwick County, KS, SFM Revenue Bonds (Series 1997A-2), 6.50% (GNMA Collateralized Home Mortgage Program COL), 12/1/2016	NR/Aaa	80,613
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Louisiana--1.8%
$1,000,000		De Soto Parish, LA Environmental Improvement Authority, PCR Bonds (Series 2002A), 5.00% (International Paper Co.), 10/1/2012	BBB/Baa2	$1,065,910
2,000,000		St. Charles Parish, LA, PCR Refunding Revenue Bonds (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa2	2,003,400
		TOTAL		3,069,310
		Maine--0.6%
1,000,000		Maine Finance Authority, Solid Waste Disposal Revenue Bonds, 4.65% (Waste Management, Inc.), 2/1/2016	BBB/NR	1,000,000
		Massachusetts--0.8%
1,250,000		Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, 5.45% (Waste Management, Inc.), 6/1/2014	BBB/NR	1,343,987
		Michigan--12.4%
1,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/ (United States Treasury PRF 5/1/2012 @100), 5/1/2018	AAA/Baa2	1,157,920
500,000		Delta County, MI Economic Development Corp., Environmental Improvement Revenue Refunding Bonds (Series A), 6.25% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012 @100), 4/15/2027	AAA/Baa2	590,075
1,025,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.875% (Drinking Water Revolving Fund)/(United States Treasury PRF 10/1/2010 @ 101), 10/1/2017	AAA/Aaa	1,170,581
4,000,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	NR/A1	4,170,280
5,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/ (MBIA Insurance Corp. INS), 11/15/2011	AAA/Aaa	5,563,700
3,705,000		Michigan State Housing Development Authority, (Series B) Rental Housing Revenue Bonds, 5.65% (MBIA Insurance Corp. INS), 10/1/2007	AAA/Aaa	3,784,732
3,605,000		Michigan State Housing Development Authority, (Series B) Rental Housing Revenue Bonds, 5.65% (MBIA Insurance Corp. INS), 4/1/2007	AAA/Aaa	3,682,616
500,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.00% (NSF International), 8/1/2015	A-/NR	530,685
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Michigan--continued
$650,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.125% (NSF International), 8/1/2019	A-/NR	$684,963
		TOTAL		21,335,552
		Minnesota--1.5%
1,000,000		Minneapolis Special School District No. 001, MN, (Series B) Certificate Participation School Improvement Bonds, 5.125% (Minnesota State GTD), 2/1/2014	AAA/Aa2	1,035,280
1,500,000		Todd Morrison Cass & Wadena Counties United Hospital District, MN, General Obligation Health Care Facility Revenue Bonds (Series 2004), 5.00% (Lakewood Health System), 12/1/2021	NR/Baa2	1,569,975
		TOTAL		2,605,255
		Missouri--0.8%
130,000		Missouri State Environmental Improvement & Energy Authority, Refunding Revenue Bonds, 6.00%, 1/1/2016	NR/Aaa	131,619
260,000		Missouri State Housing Development Commission, SFM Loan Revenue Bonds (Series 1998B), 5.20%, 9/1/2012	AAA/NR	269,695
1,000,000		Taney County, MO Reorganized School District Number R-V, GO UT, 5.80% (State Aid Withholding LOC), 3/1/2017	AA+/NR	1,046,900
		TOTAL		1,448,214
		Nevada--0.7%
1,100,000		Clark County, NV, Industrial Development Revenue Bonds (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	BBB-/Baa2	1,173,953
		New Hampshire--0.6%
1,000,000		New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.00% (Covenant Health Systems), 7/1/2014	A-/NR	1,052,530
		New Jersey--0.3%
500,000		New Jersey EDA, Revenue Bonds (Series 2004), 5.625% (NJ Dedicated Cigarette Excise Tax), 6/15/2019	BBB/Baa2	538,985
		New York--6.9%
1,500,000		Hempstead, NY IDA, Resource Recovery Refunding Revenue Bonds (Series 2001), 5.00% TOBs (American Ref-Fuel Co. of Hempstead), Mandatory Tender 6/1/2010	BBB/Ba1	1,572,210
1,000,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002A), 5.50% (Lycee Francais de New York Project)/(American Capital Access INS), 6/1/2015	A/NR	1,080,230
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		New York--continued
$2,000,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series G), 5.00%, 12/1/2021	A+/A1	$2,129,920
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series J), 5.00%, 3/1/2020	A+/A1	1,069,600
4,500,000		New York City, NY, UT GO Bonds (Series 1999G), 6.00% (AMBAC INS), 10/15/2007	AAA/Aaa	4,819,860
1,250,000		Suffolk County, NY IDA, Industrial Development Revenue Bonds (Series 1998), 5.30% (Nissequogue Cogen Partners Facility)/(Original Issue Yield: 5.325%), 1/1/2013	NR	1,240,325
		TOTAL		11,912,145
		North Carolina--2.6%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003A), 5.50%, 1/1/2012	BBB/Baa2	1,097,860
1,000,000		North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC INS), 1/1/2018	AAA/Aaa	1,206,680
2,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Refunding Bonds, 7.25%, 1/1/2007	BBB+/A3	2,124,800
		TOTAL		4,429,340
		North Dakota--0.7%
1,055,000		North Dakota State Building Authority, (Series B) Refunding Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.00%), 12/1/2010	AAA/Aaa	1,119,271
		Ohio--4.1%
1,000,000		Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2005A), 5.00% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.10%), 7/1/2026	BBB/NR	1,029,910
3,195,000		Lucas County, OH HDA, Hospital Revenue Refunding Bonds (Series 1996), 5.50% (ProMedica Healthcare Obligated Group)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.75%), 11/15/2008	AAA/Aaa	3,368,584
1,000,000		Montgomery County, OH, Revenue Bonds, 5.50% (Catholic Health Initiatives), 9/1/2016	AA/Aa2	1,094,600
1,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	BB+/Baa3	1,045,980
500,000		Ohio State Higher Educational Facilities Commission, Higher Educational Revenue Bonds, 5.00% (John Carroll University, OH), 11/15/2012	NR/A2	549,525
		TOTAL		7,088,599
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--7.2%
$610,000	[1]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project), 9/1/2009	NR	$599,087
1,000,000		New Wilmington, PA Municipal Authority, College Revenue Bonds, 5.30% (Westminster College)/(Original Issue Yield: 5.40%), 3/1/2018	NR/Baa1	1,023,990
1,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax, 5.25% (FGIC INS), 6/15/2015	AAA/Aaa	1,073,740
1,210,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2012	A+/NR	1,350,009
1,200,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2015	BBB/Baa2	1,235,496
5,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds (Series 1997A), 5.00% (Jefferson Health System)/(Original Issue Yield: 5.40%), 5/15/2012	AA-/Aa3	5,228,750
1,605,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA), 12/1/2012	A-/NR	1,794,855
		TOTAL		12,305,927
		Rhode Island--0.6%
1,000,000		Rhode Island Economic Development Corp., Revenue Note Obligations (2000 Senior Obligation Series), 5.75% (Providence Place Mall Project)/(Radian Asset Assurance INS), 7/1/2010	AA/NR	1,082,320
		South Carolina--1.6%
1,000,000		Beaufort County, SC School District, GO, 5.50%, 3/1/2016	AA+/Aa1	1,088,810
1,500,000		Charleston County, SC, Hospital Facilities Revenue Bonds (Series 2004A), 5.50% (CareAlliance Health Services d/b/a Roper St. Francis Healthcare), 8/15/2013	A-/A3	1,654,200
		TOTAL		2,743,010
		Tennessee--4.5%
1,000,000		Metropolitan Government Nashville & Davidson County, TN, GO UT, 5.125% (Original Issue Yield: 5.125%), 11/15/2017	AA/Aa2	1,087,770
4,000,000		Shelby County, TN, Public Improvement UT GO School Bonds (Series A), 5.50%, 4/1/2017	AA+/Aa2	4,436,200
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Tennessee--continued
$500,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System), 9/1/2010	BBB+/NR	$553,460
500,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System), 9/1/2011	BBB+/NR	558,935
1,000,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System), 9/1/2012	BBB+/NR	1,127,910
		TOTAL		7,764,275
		Texas--8.4%
1,000,000		Bell County, TX HFDC, Refunding Revenue Bonds, 5.375% (FSA INS), 12/1/2013	AAA/Aaa	1,085,270
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003A), 6.75% TOBs (TXU Energy), Mandatory Tender 4/1/2013	BBB/Baa2	1,145,660
500,000		Carroll, TX Independent School District, GO UT Refunding Bonds (Series A), 5.00% (PSFG GTD)/(Original Issue Yield: 5.02%), 2/15/2016	AAA/Aaa	521,475
1,000,000		Cass County, TX Industrial Development Corp., Enviromental Improvement Refunding Revenue Bonds, 4.80% (International Paper Co.), 3/1/2025	BBB/Baa2	992,990
1,000,000		El Paso, TX, GO LT (Series 1998), 5.125% (FGIC INS)/(Original Issue Yield: 5.25%), 8/15/2015	AAA/Aaa	1,066,020
1,000,000		Fort Worth, TX Water & Sewer, Revenue Bonds, 5.75% (United States Treasury PRF 2/15/2010 @ 100), 2/15/2017	AA/Aa2	1,115,150
2,000,000		North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.50% (Children's Medical Center of Dallas)/(AMBAC INS), 8/15/2017	AAA/Aaa	2,218,340
1,000,000		Sabine River Authority, TX, PCR Revenue Refunding Bonds (Series 2001A), 5.50% TOBs (TXU Energy), Mandatory Tender 11/1/2011	BBB/Baa2	1,074,170
1,000,000		San Antonio, TX Water System, Revenue Refunding Bonds (Series 2002), 5.50% (FSA INS), 5/15/2016	AAA/Aaa	1,117,600
2,895,000		Texas State Department of Housing & Community Affairs, SFM Revenue Bonds (Series B), 5.45% (MBIA Insurance Corp. INS), 3/1/2019	AAA/Aaa	3,005,763
1,000,000		Travis County, TX, GO UT, 5.25%, 3/1/2015	AAA/Aaa	1,117,590
		TOTAL		14,460,028
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Utah--1.3%
$1,050,000		Salt Lake County, UT Municipal Building Authority, Refunding Revenue Bonds, 5.20% (AMBAC INS)/(Original Issue Yield: 5.33%), 10/15/2020	AAA/Aaa	$1,134,924
1,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	BBB+/Baa1	1,058,290
		TOTAL		2,193,214
		Virginia--2.1%
1,000,000		Chesapeake, VA IDA, PCR Bonds, 5.25% (Virginia Electric & Power Co.), 2/1/2008	BBB+/A3	1,018,410
2,000,000		Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 5.50% (Convention Center Expansion Project), 6/15/2008	A/A3	2,130,620
500,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.25% (Original Issue Yield: 5.301%), 6/1/2019	BBB/Baa3	503,250
		TOTAL		3,652,280
		Washington--5.2%
1,000,000		Clark County, WA, GO UT Refunding Bonds, 5.25%, 6/1/2015	NR/Aa3	1,078,970
4,500,000		Washington Health Care Facilities Authority, Revenue Bonds (Series 1996), 5.375% (Kadlec Medical Center, Richland)/ (AMBAC INS)/(Original Issue Yield: 5.63%), 12/1/2010	AAA/Aaa	4,734,045
2,000,000		Washington State Public Power Supply System, Nuclear Project No. 2 Refunding Revenue Bonds (Series 1997A), 6.00% (Energy Northwest, WA)/(Escrowed In Treasuries COL), 7/1/2007	AAA/Aaa	2,123,360
1,000,000		Washington State, GO UT, 5.00% (Original Issue Yield: 5.20%), 1/1/2017	AA/Aa1	1,039,600
		TOTAL		8,975,975
		Wisconsin--4.9%
50,000		Appleton, WI Waterworks, Refunding Revenue Bonds, 5.375% (FGIC INS), 1/1/2015	NR/Aaa	55,360
1,000,000		Menomonee Falls, WI Sewage System, (Series A) Revenue Bonds, 5.65% (United States Treasury PRF 5/1/2007 @ 100)/ (Original Issue Yield: 5.70%), 5/1/2016	AAA/Aaa	1,051,170
1,000,000		Milwaukee County, WI, (Series A), 5.00%, 10/1/2016	AA/Aa3	1,083,020
980,000		Wisconsin State HEFA, Refunding Revenue Bonds, 6.00% (Wheaton Franciscan Services), 8/15/2014	A/A2	1,099,883
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Wisconsin--continued
$1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2005), 5.10% (Vernon Memorial Healthcare, Inc.)/(Original Issue Yield: 5.15%), 3/1/2025	BBB-/NR	$1,010,720
3,000,000		Wisconsin State Petroleum Inspection Fee, Revenue Bonds (Series 2000A), 6.00% (United States Treasury PRF 7/1/2005 @ 102), 7/1/2011	AA-/Aa3	3,067,860
1,000,000		Wisconsin State Transportation, (Series A), 5.50% (FGIC INS), 7/1/2015	AAA/Aaa	1,112,290
		TOTAL		8,480,303
		Wyoming--0.3%
500,000		Laramie County, WY School District No. 2, GO UT, 5.90% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.90%), 6/1/2012	AAA/Aaa	505,000
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $159,380,634)		167,931,882
		SHORT-TERM MUNICIPALS--0.7%
		Alaska--0.7%
200,000		Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	A-1+/VMIG1	200,000
1,000,000		Valdez, AK Marine Terminal, (Series 2003C) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	A-1+/VMIG1	1,000,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)		1,200,000
		OTHER--0.9%
1,000,000	[1]	GMAC Municipal Mortgage Trust, Pfd., (Series A-2), 4.80%, 10/31/2040	NR/A3	1,022,670
500,000	[1]	GMAC Municipal Mortgage Trust, Pfd., (Series B-2), 5.50%, 10/31/2040	NR/Baa1	504,770
		TOTAL OTHERS (IDENTIFIED COST $1,500,000)		1,527,440
		TOTAL INVESTMENTS--99.2% (IDENTIFIED COST $162,080,634) [2]		170,659,322
		OTHER ASSETS AND LIABILITIES - NET--0.8%		1,299,102
		TOTAL NET ASSETS--100%		$171,958,424

Securities that are subject to the federal alternative minimum tax (AMT) represent 9.3% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Denotes a restricted security, including securities purchased under Rule 144A of Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2005, these securities amounted to $2,126,527 which represents 1.2% of total net assets.

2 The cost of investments for federal tax purposes amounts to $162,073,282.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2005

Assets:
Total investments in securities, at value (identified cost $162,080,634)		$170,659,322
Cash		16,676
Income receivable		2,412,209
Receivable for investments sold		292,150
Receivable for shares sold		203,476
TOTAL ASSETS		173,583,833
Liabilities:
Payable for investments purchased	$1,000,000
Payable for shares redeemed	87,405
Income distribution payable	465,398
Payable for shareholder services fee (Note 5)	27,052
Accrued expenses	45,554
TOTAL LIABILITIES		1,625,409
Net assets for 16,352,997 shares outstanding		$171,958,424
Net Assets Consist of:
Paid-in capital		$168,857,148
Net unrealized appreciation of investments		8,578,688
Accumulated net realized loss on investments		(5,482,489)
Undistributed net investment income		5,077
TOTAL NET ASSETS		$171,958,424
Net Asset Value, Offering Price and Redemption Proceeds per Share
Institutional Shares:
($164,859,380 ÷ 15,677,888 shares outstanding), no par value, unlimited shares authorized		$10.52
Class Y Shares:
($7,099,044 ÷ 675,109 shares outstanding), no par value, unlimited shares authorized		$10.52

1 See "What Do Shares Cost?" in the prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2005

Investment Income:
Interest			$8,248,661
Expenses:
Investment adviser fee (Note 5)		$670,896
Administrative personnel and services fee (Note 5)		190,000
Custodian fees		9,114
Transfer and dividend disbursing agent fees and expenses (Note 5)		45,794
Directors'/Trustees' fees		11,815
Auditing fees		15,989
Legal fees		8,205
Portfolio accounting fees		71,347
Shareholder services fee--Institutional Shares (Note 5)		365,120
Share registration costs		45,501
Printing and postage		18,215
Insurance premiums		9,056
Miscellaneous		9,446
TOTAL EXPENSES		1,470,498
Waivers (Note 5):
Waiver of investment adviser fee	$(475,805)
Waiver of administrative personnel and services fee	(33,323)
Waiver of transfer and dividend disbursing agent fees and expenses	(997)
TOTAL WAIVERS		(510,125)
Net expenses			960,373
Net investment income			7,288,288
Realized and Unrealized Gain on Investments:
Net realized gain on investments			365,361
Net change in unrealized appreciation of investments			1,116,350
Net realized and unrealized gain on investments			1,481,711
Change in net assets resulting from operations			$8,769,999

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,288,288	$7,575,850
Net realized gain on investments	365,361	102,131
Net change in unrealized appreciation/depreciation of investments	1,116,350	(6,684,755)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,769,999	993,226
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,993,729)	(7,455,056)
Class Y Shares	(287,666)	(115,970)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,281,395)	(7,571,026)
Share Transactions:
Proceeds from sale of shares	49,906,826	66,147,192
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Intermediate Tax Free Bond Fund	--	34,375,294
Net asset value of shares issued to shareholders in payment of distributions declared	1,921,377	2,003,962
Cost of shares redeemed	(54,254,580)	(82,735,444)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,426,377)	19,791,004
Change in net assets	(937,773)	13,213,204
Net Assets:
Beginning of period	172,896,197	159,682,993
End of period (including undistributed (distributions in excess of) net investment income of $5,077 and $(205), respectively)	$171,958,424	$172,896,197

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2005

1. ORGANIZATION

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Intermediate Municipal Trust (the "Fund"). The Fund offers two classes of shares: Institutional Shares and Class Y Shares. Effective October 2, 2003, Class Y Shares were added to the Fund. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

On September 26, 2003, the Fund received a tax-free transfer of assets from Riggs Intermediate Tax Free Bond Fund, as follows:

	Shares of Federated Intermediate Municipal Trust Issued	Riggs Intermediate Tax Free Bond Fund Net Assets Received	Riggs Intermediate Tax Free Bond Fund Unrealized Appreciation [1]	Net Assets of Federated Intermediate Municipal Trust Prior to Combination	Net Assets of Riggs Intermediate Tax Free Bond Fund Immediately Prior to Combination	Net Assets of Federated Intermediate Municipal Trust Immediately After Combination
Institutional Shares	3,230,801	$34,375,294	$2,624,304	$153,234,592	$34,375,294	$187,609,886

1 Unrealized appreciation is included in the Riggs Intermediate Tax Free Bond Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended May 31	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,401,838	$46,424,084	5,604,173	$59,531,781
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Intermediate Tax-Free Bond Fund	--	--	3,230,801	34,375,294
Shares issued to shareholders in payment of distributions declared	182,579	1,921,377	188,941	2,003,962
Shares redeemed	(4,947,130)	(52,019,240)	(7,744,807)	(82,060,109)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(362,713)	$(3,673,779)	1,279,108	$13,850,928

	Year Ended 5/31/2005		Period Ended 5/31/2004 [1]
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	330,588	$3,482,742	620,777	$6,615,411
Shares redeemed	(212,521)	(2,235,340)	(63,735)	(675,335)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	118,067	$1,247,402	557,042	$5,940,076
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(244,646)	$(2,426,377)	1,836,150	$19,791,004

1 Reflects operations for the period from October 2, 2003 (date of initial public investment) to May 31, 2004.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities.

For the year ended May 31, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Losses
$(1,611)	$1,611

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2005 and 2004, was as follows:

	2005	2004
Tax-exempt income	$7,281,395	$7,571,026

As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$470,475
Net unrealized appreciation	$8,586,040
Capital loss carryforward	$5,489,841

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At May 31, 2005, the cost of investments for federal tax purposes was $162,073,282. The net unrealized appreciation of investments for federal tax purposes was $8,586,040. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,653,670 and net unrealized depreciation from investments for those securities having an excess of cost over value of $67,630.

At May 31, 2005, the Fund had a capital loss carryforward of $5,489,841, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$3,412,501
2009	$2,077,340

The Fund used capital loss carryforwards of $365,479 to offset taxable capital gains realized during the year ended May 31, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended May 31, 2005, FSSC retained $88,122 of fees paid by the Fund.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $2,413, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended May 31, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $71,600,000 and $66,195,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended May 31, 2005, were as follows:

Purchases	$31,426,132
Sales	$32,965,455

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

At May 31, 2005, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF INTERMEDIATE MUNICIPAL TRUST AND SHAREHOLDERS OF FEDERATED INTERMEDIATE MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Intermediate Municipal Trust (the "Fund"), a portfolio of Intermediate Municipal Trust as of May 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Municipal Trust at May 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
July 11, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised one portfolio, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: May 1985	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: October 1999	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: April 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: May 1985	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1985	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1985	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson has been the Fund's Portfolio Manager since July 1997. Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Began serving: November 1998	J. Scott Albrecht has been the Fund's Portfolio Manager since July 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Senior Vice President of the Fund's Adviser since 2005. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 458810108
Cusip 458810603

28510 (7/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.           Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.           Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.           Principal Accountant Fees and Services

                  (a) Audit Fees billed to the registrant for the two most
recent fiscal years:

                           Fiscal year ended 2005 - $16,488

                           Fiscal year ended 2004 - $16,484

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2005 - $0

                           Fiscal year ended 2004 - $0

                           Transfer Agent Service Auditors Report

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $126,144 and $0
         respectively. Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures.

 (c) Tax Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2005 - $0

                           Fiscal year ended 2004 - $0

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
         respectively.

(d)  All Other Fees  billed to the  registrant  for the two most  recent  fiscal years:

                           Fiscal year ended 2005 - $0

                           Fiscal year ended 2004 - $0

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
         respectively.

 (e)(1) Audit Committee Policies regarding Pre-approval of Services.

                  The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

                  Certain services have the general pre-approval of the Audit
Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

                  The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

         The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

         In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

         The Audit Committee believes that the independent auditor can provide
Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

         With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)                        The aggregate amount of all such services provided
                           constitutes no more than five percent of the total
                           amount of revenues paid by the registrant, the
                           registrant's adviser (not including any sub-adviser
                           whose role is primarily portfolio management and is
                           subcontracted with or overseen by another investment
                           adviser), and any entity controlling, controlled by,
                           or under common control with the investment adviser
                           that provides ongoing services to the registrant to
                           its accountant during the fiscal year in which the
                           services are provided;
(2)                        Such services were not recognized by the registrant,
                           the registrant's adviser (not including any
                           sub-adviser whose role is primarily portfolio
                           management and is subcontracted with or overseen by
                           another investment adviser), and any entity
                           controlling, controlled by, or under common control
                           with the investment adviser that provides ongoing
                           services to the registrant at the time of the
                           engagement to be non-audit services; and
(3)                        Such services are promptly brought to the attention
                           of the Audit Committee of the issuer and approved
                           prior to the completion of the audit by the Audit
                           Committee or by one or more members of the Audit
                           Committee who are members of the board of directors
                           to whom authority to grant such approvals has been
                           delegated by the Audit Committee.

         The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

         The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

         Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

         Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
                  of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

                  4(c)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
                  of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

                  4(d)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
                  of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)      NA

(g)      Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                           Fiscal year ended 2005 - $263,117

                           Fiscal year ended 2004 - $182,423

(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for
                  Closed-End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant         Intermediate Municipal Trust

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer

Date              July 15, 2005

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005